Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended	28 Months Ended	33 Months Ended	51 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000027778
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mercer US Small/Mid Cap Equity Fund - Class I
C000027780
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mercer US Small/Mid Cap Equity Fund - Class Y-3
C000027786
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mercer Non-US Core Equity Fund - Class I
C000027788
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mercer Non-US Core Equity Fund - Class Y-3
C000027790
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mercer Core Fixed Income Fund - Class I
C000027792
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mercer Core Fixed Income Fund - Class Y-3
C000106516
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mercer Emerging Markets Equity Fund - Class I
C000106518
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mercer Emerging Markets Equity Fund - Class Y-3
C000128966
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mercer Opportunistic Fixed Income Fund - Class I
C000128968
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mercer Opportunistic Fixed Income Fund - Class Y-3
C000246251
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mercer Short Duration Fixed Income Fund - Class I
C000246249
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mercer Short Duration Fixed Income Fund - Class Y-3
Without Sales Load [Member] | C000027778
Average Annual Return [Line Items]
Average Annual Return, Percent		15.46%		11.00%
Without Sales Load [Member] | C000027780
Average Annual Return [Line Items]
Average Annual Return, Percent		15.71%					5.67%	10.03%
Without Sales Load [Member] | C000027786
Average Annual Return [Line Items]
Average Annual Return, Percent		25.82%				8.50%
Without Sales Load [Member] | C000027788
Average Annual Return [Line Items]
Average Annual Return, Percent		26.15%					9.29%	10.04%
Without Sales Load [Member] | C000027790
Average Annual Return [Line Items]
Average Annual Return, Percent		4.41%			(0.07%)
Without Sales Load [Member] | C000027792
Average Annual Return [Line Items]
Average Annual Return, Percent		4.74%					0.60%	2.26%
Without Sales Load [Member] | C000106516
Average Annual Return [Line Items]
Average Annual Return, Percent		29.95%		12.65%
Without Sales Load [Member] | C000106518
Average Annual Return [Line Items]
Average Annual Return, Percent		30.24%					1.49%	6.03%
Without Sales Load [Member] | C000128966
Average Annual Return [Line Items]
Average Annual Return, Percent		6.80%		5.97%
Without Sales Load [Member] | C000128968
Average Annual Return [Line Items]
Average Annual Return, Percent		7.13%					2.42%	3.71%
Without Sales Load [Member] | C000246251
Average Annual Return [Line Items]
Average Annual Return, Percent	0.18%
Without Sales Load [Member] | C000246249
Average Annual Return [Line Items]
Average Annual Return, Percent		4.49%	5.47%
Mercer Index: Russell 2500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		23.45%		13.83%
Mercer Index: Russell 2500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		23.45%					5.48%	10.58%
Mercer Index: MSCI World ex USA IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA IMI Index
Average Annual Return, Percent		23.84%				7.48%
Mercer Index: MSCI World ex USA IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA IMI Index
Average Annual Return, Percent		23.84%					7.96%	8.56%
Mercer Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%			(0.04%)
Mercer Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%					0.31%	1.70%
Mercer Index: MSCI Emerging Markets® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		29.55%		15.93%
Mercer Index: MSCI Emerging Markets® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		29.55%					3.69%	7.80%
Mercer Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		4.11%
Mercer Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%					0.31%	1.70%
Mercer Index: Bloomberg U.S. 1-3 Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-3 Government/Credit Index
Average Annual Return, Percent	0.28%
Mercer Index: Bloomberg U.S. 1-3 Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-3 Government/Credit Index
Average Annual Return, Percent		3.96%	4.81%
Mercer Index: 33.3% BBG US HY, 33.3% Mng LSTA US Loans, 33.3% JPM EMBI GD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		33.3% BBG U.S. HY, 33.3% Mng LSTA U.S. Loans, 33.3% JPM EMBI GD
Average Annual Return, Percent		7.40%		8.75%
Mercer Index: 35% BBG TR, 17.5% BBG HY, 10.5% JPM CEMBI , 7% S&P/LSTA, 30% JPM GBI-EM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		35% BBG TR, 17.5% BBG HY, 10.5% JPM CEMBI , 7% S&P/LSTA, 30% JPM GBI-EM
Average Annual Return, Percent		8.26%		7.42%
Mercer Index: 33.3% BBG US HY, 33.3% Mng LSTA US Loans, 33.3% JPM EMBI GD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		33.3% BBG U.S. HY, 33.3% Mng LSTA U.S. Loans, 33.3% JPM EMBI GD
Average Annual Return, Percent		7.40%					4.24%	5.19%
Mercer Index: 35% BBG TR, 17.5% BBG HY, 10.5% JPM CEMBI , 7% S&P/LSTA, 30% JPM GBI-EM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		35% BBG TR, 17.5% BBG HY, 10.5% JPM CEMBI , 7% S&P/LSTA, 30% JPM GBI-EM
Average Annual Return, Percent		8.26%					2.69%	4.19%